UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

    SEC File Number:  0-31849

(Check One):

[X] Form 10-K and Form 10-KSB

[   ] Form 20-F

[   ] Form 11-K

[ ] Form 10-Q and Form 10-QSB[   ] Form N-SAR

For Period Ended:

Sept 30, 2004

[   ]

Transition Report on Form 10-K

[   ]

Transition Report on Form 20-F

[   ]

Transition Report on Form 11-K

[   ]

Transition Report on Form 10-Q

[   ]

Transition Report on Form N-SAR

For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I

REGISTRANT INFORMATION

Full Name of Registrant:

Magnum d'Or Resources, Inc.

Former Name if Applicable:    Progolf tournaments

Address of Principal Executive Office

(Street and Number):          170 The Donway West #404,

City, State and Zip Code:

Toronto, Ontario M3C 2G3

PART II

RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.  (Check box if appropriate) [X]

(a)

The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c)

The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

A copy of the statement of our certifying accountant pursuant to Rule 12b-25(c) is attached as Exhibit A to this notification of late filing.

PART III

NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant requires additional time to review and complete the Form 10-KSB because audited financial statements for the year ended September 30, 2004 need to be finalized. The Registrant will file its Annual Report on Form 10-KSB as soon as possible, and in any event no later than the fifteenth calendar day following the prescribed due date for such report.

PART IV

OTHER INFORMATION

(1)

Name and telephone number of person to contact in regard to this notification:

Reno Calabrigo

416-386-0044

(Name)

 (Area Code)  (Telephone Number)

(2)

Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such reports) been filed?  If the answer is no, identify report(s).

      [  X ] Yes  [   ] No

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

      [   ] Yes[  X ] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

PI-1130040 v2 0213461-0501

      Magnum d'Or Resources, Inc.

 (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:

December 30, 2004

By:    /s/ Reno Calabrigo

Reno Calabrigo

President

INSTRUCTION:

The form may be signed by an executive officer of the registrant or by any other duly authorized representative.  The name and title of the person signing the form shall be typed or printed beneath the signature.  If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misinformation or omissions of fact

constitute Federal Criminal Violations (See 18 U.S.C. 1001).